UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2015

MFS® GROWTH FUND

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 95.5%
Aerospace - 0.8%
Honeywell International, Inc.	737,053	$73,167,251
Rockwell Collins, Inc.	213,558	17,479,722

		$90,646,973
Airlines - 0.1%
Spirit Airlines, Inc. (a)	315,979	$16,193,924

Alcoholic Beverages - 1.5%
Constellation Brands, Inc., “A”	1,091,392	$139,698,176
Pernod Ricard S.A.	278,972	29,276,289

		$168,974,465
Apparel Manufacturers - 2.2%
LVMH Moet Hennessy Louis Vuitton S.A.	171,560	$28,617,511
NIKE, Inc., “B”	792,358	88,546,007
PVH Corp.	247,679	29,468,847
VF Corp.	1,414,794	102,473,529

		$249,105,894
Biotechnology - 6.7%
Alexion Pharmaceuticals, Inc. (a)	803,780	$138,402,878
Biogen, Inc. (a)	477,417	141,936,074
Celgene Corp. (a)	1,556,266	183,763,889
Gilead Sciences, Inc.	537,969	56,524,403
Isis Pharmaceuticals, Inc. (a)	259,476	13,020,506
Regeneron Pharmaceuticals, Inc. (a)	311,810	160,114,435
Vertex Pharmaceuticals, Inc. (a)	556,378	70,949,323

		$764,711,508
Broadcasting - 1.3%
Time Warner, Inc.	1,150,232	$81,781,495
Twenty-First Century Fox, Inc.	2,490,557	68,216,356

		$149,997,851
Brokerage & Asset Managers - 3.5%
Affiliated Managers Group, Inc. (a)	381,611	$71,147,555
BlackRock, Inc.	256,652	77,629,530
Charles Schwab Corp.	2,101,314	63,837,919
Intercontinental Exchange, Inc.	813,698	185,856,760

		$398,471,764
Business Services - 4.6%
Cognizant Technology Solutions Corp., “A” (a)	2,801,140	$176,303,752
Equifax, Inc.	647,452	63,385,551
Fiserv, Inc. (a)	1,084,753	92,496,888
FleetCor Technologies, Inc. (a)	643,260	95,948,662
Realogy Holdings Corp. (a)	908,676	36,619,643
Verisk Analytics, Inc., “A” (a)	819,966	59,923,115

		$524,677,611
Cable TV - 1.2%
Comcast Corp., “Special A”	2,364,229	$135,328,468

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 0.9%
Monsanto Co.	1,039,501	$101,507,273

Computer Software - 4.1%
Adobe Systems, Inc. (a)	2,529,570	$198,748,315
Intuit, Inc.	815,602	69,937,872
Oracle Corp.	928,142	34,424,787
Salesforce.com, Inc. (a)	2,448,723	169,843,427

		$472,954,401
Computer Software - Systems - 3.3%
Apple, Inc.	2,766,908	$311,996,546
EMC Corp.	928,638	23,095,227
Sabre Corp.	1,546,041	42,083,236

		$377,175,009
Construction - 2.3%
Sherwin-Williams Co.	647,202	$165,560,744
Vulcan Materials Co.	978,113	91,570,939

		$257,131,683
Consumer Products - 1.6%
Colgate-Palmolive Co.	1,763,878	$110,789,177
Estee Lauder Cos., Inc., “A”	893,817	71,299,782

		$182,088,959
Consumer Services - 1.7%
Priceline Group, Inc. (a)	155,554	$194,230,947

Electrical Equipment - 3.4%
AMETEK, Inc.	2,149,120	$115,665,638
Danaher Corp.	3,139,460	273,195,809

		$388,861,447
Electronics - 1.3%
Avago Technologies Ltd.	970,495	$122,253,255
NXP Semiconductors N.V. (a)	347,955	29,454,391

		$151,707,646
Energy - Independent - 0.1%
Anadarko Petroleum Corp.	167,315	$11,976,408

Entertainment - 1.8%
Netflix, Inc. (a)	1,803,473	$207,453,499

Food & Beverages - 1.9%
Danone S.A.	908,443	$56,465,081
Mead Johnson Nutrition Co., “A”	793,146	62,135,058
Mondelez International, Inc.	2,310,261	97,862,656

		$216,462,795
Food & Drug Stores - 1.7%
CVS Health Corp.	1,878,266	$192,334,438

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - 0.6%
Marriott International, Inc., “A”	910,732	$64,352,323
Wynn Resorts Ltd.	113,695	8,532,810

		$72,885,133
General Merchandise - 3.2%
Costco Wholesale Corp.	955,894	$133,872,955
Dollar General Corp.	1,693,419	126,142,781
Dollar Tree, Inc. (a)	1,436,703	109,562,971

		$369,578,707
Internet - 9.4%
Alibaba Group Holding Ltd., ADR (a)	248,096	$16,404,108
Facebook, Inc., “A” (a)	3,761,009	336,347,035
Google, Inc., “A” (a)	543,362	352,000,771
Google, Inc., “C” (a)	438,609	271,170,014
LinkedIn Corp., “A” (a)	551,487	99,598,552

		$1,075,520,480
Machinery & Tools - 1.0%
Roper Technologies, Inc.	698,279	$113,184,043

Major Banks - 0.6%
Morgan Stanley	1,798,347	$61,953,054

Medical & Health Technology & Services - 1.6%
Cerner Corp. (a)	630,804	$38,958,455
McKesson Corp.	737,342	145,684,032

		$184,642,487
Medical Equipment - 5.5%
Abbott Laboratories	2,528,708	$114,525,185
C.R. Bard, Inc.	262,996	50,965,995
Cooper Cos., Inc.	274,157	44,528,580
Medtronic PLC	1,763,231	127,463,969
Stryker Corp.	277,999	27,424,601
Thermo Fisher Scientific, Inc.	2,079,001	260,644,355

		$625,552,685
Oil Services - 0.2%
Schlumberger Ltd.	280,514	$21,703,368

Other Banks & Diversified Financials - 6.3%
MasterCard, Inc., “A”	3,401,418	$314,188,981
Visa, Inc., “A”	5,754,196	410,274,175

		$724,463,156
Pharmaceuticals - 5.9%
Allergan PLC (a)	913,671	$277,518,430
Bristol-Myers Squibb Co.	2,916,507	173,444,671
Eli Lilly & Co.	1,137,588	93,680,372
Valeant Pharmaceuticals International, Inc. (a)	429,788	99,109,113
Zoetis, Inc.	767,974	34,458,993

		$678,211,579
Printing & Publishing - 0.5%
Moody’s Corp.	581,303	$59,473,110

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 0.9%
Canadian Pacific Railway Ltd.	417,370	$60,602,124
Union Pacific Corp.	428,046	36,700,664

		$97,302,788
Restaurants - 2.7%
Aramark	3,853,901	$120,781,257
Starbucks Corp.	3,260,184	178,364,667
YUM! Brands, Inc.	156,506	12,484,484

		$311,630,408
Specialty Chemicals - 0.5%
Ecolab, Inc.	490,054	$53,484,494

Specialty Stores - 8.3%
Amazon.com, Inc. (a)	572,746	$293,755,696
AutoZone, Inc. (a)	190,501	136,396,811
Burlington Stores, Inc. (a)	795,203	42,217,327
Ross Stores, Inc.	4,486,810	218,148,702
Tiffany & Co.	137,091	11,275,735
TJX Cos., Inc.	2,556,483	179,771,885
Tractor Supply Co.	830,265	70,829,907

		$952,396,063
Telecommunications - Wireless - 1.8%
American Tower Corp., REIT	2,267,649	$209,054,561

Trucking - 0.5%
FedEx Corp.	360,128	$54,238,878
Total Common Stocks		$10,917,267,957

Money Market Funds - 3.8%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	439,800,965	$439,800,965
Total Investments		$11,357,068,922

Other Assets, Less Liabilities - 0.7%		77,222,772
Net Assets - 100.0%		$11,434,291,694

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$10,917,267,957	$—	$—	$10,917,267,957
Mutual Funds	439,800,965	—	—	439,800,965
Total Investments	$11,357,068,922	$—	$—	$11,357,068,922

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$7,878,901,388
Gross unrealized appreciation	3,573,040,925
Gross unrealized depreciation	(94,873,391)
Net unrealized appreciation (depreciation)	$3,478,167,534

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market	222,917,411	1,396,793,113	(1,179,909,559)	439,800,965

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market	$—	$—	$218,894	$439,800,965

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2015

*	Print name and title of each signing officer under his or her signature.